FIXED ASSETS (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 2,103	$ 105	$ 4,129	$ 315	$ 420	$ 420